Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit (Loss) for the Year	$ (6,261,382)	$ 64,247	$ 2,532,057
Adjustments to Net Profit (Loss) for Non-Cash Items:
Amortization – intangibles	1,051,928	1,003,485	721,720
Share-based payments	371,513		151,038
Unrealized foreign exchange loss (gain)	(1,410)	61,166	(166,109)
Interest accretion			41,167
Lease inducement	(21,147)	57,673
Bad debts	732,254
Long term deposit	300,000
Depreciation - property and equipment	6,644	7,297	8,579
Loss on asset acquisition	80,819
Impairment loss – intangible assets	1,948,082
Impairment loss – goodwill	139,618
Loss on disposition of property and equipment		2,670	954
Operating Profit (Loss) before Working Capital Changes	(1,653,081)	1,196,538	3,289,406
Working Capital Adjustments:
Accounts and grants receivable	1,429,133	(1,083,394)	(1,112,190)
Prepaid and other receivables	374,364	(91,692)	(403,083)
Accounts payable	28,867	22,777	100,339
Accrued liabilities	(94,580)	(105,458)	(334,821)
Cash Generated from (Used in) Operating Activities	84,702	(61,229)	1,539,651
CASH FLOWS FROM INVESTING ACTIVITIES
Long-term deposit		(300,000)
Cash (net) paid for acquisition	9,355
Expenditures on software, web development and content development costs	0	(1,798,687)	(2,071,440)
Purchase of property and equipment	(926)	(8,632)	(13,281)
Cash Used in Investing Activities	8,429	(2,107,319)	(2,084,721)
Share capital issued			500,000
Proceeds from stock option exercise		52,567	64,591
Proceeds from warrant exercise		2,221,262	212,500
Proceeds from loans	1,460,000	150,000	90,000
Repayment of loans	(1,310,000)	(580,000)	(390,000)
Cash Generated from Financing Activities	150,000	1,843,829	477,091
NET INCREASE (DECREASE) IN CASH	243,131	(324,719)	(67,979)
Cash at the Beginning of the Year	84,303	409,022	477,001
Cash at the End of the Year	$ 327,434	$ 84,303	$ 409,022